Short-Term Borrowings - Schedule of Short-Term and Long-Term Borrowing (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025		Dec. 31, 2024
Lender A [Member] | LC loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		12.2024-11.2025		12.2024-11.2025
Credit Facility		$ 8,495,726		$ 7,572,525
Type		LC loan		LC loan
Outstanding Amount		$ 676,943		$ 591,146
Interest Rate		2.805%		2.805%
Guarantor		None		None	[1]
Collateral		Time deposit $1,500,000, Land, Buildings and Structures		Time deposit $1,500,000, Land, Buildings and Structures
Lender A [Member] | Short-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Type		Short-Term Bank loan		Short-Term Bank loan
Outstanding Amount		$ 3,020,513		$ 2,692,284
Interest Rate		2.805%		2.805%
Guarantor		None		None	[1]
Collateral		Same as above		Same as above
Lender A [Member] | Letter of guarantee [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Type		Letter of guarantee		Letter of guarantee
Outstanding Amount		$ 1,068,513		$ 1,131,157
Undrawn Amount		$ 3,729,757		$ 3,157,938
Interest Rate
Guarantor		None		None	[1]
Collateral		Same as above		Same as above
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		03.2016-03.2031		09.2020-09.2025
Credit Facility		$ 3,247,863		$ 914,188
Type		Long-Term Bank loan		Long-Term Bank loan
Outstanding Amount		$ 2,710,325		$ 190,456
Interest Rate		3.045%		2.97%
Guarantor		None		Koh Sih-Ping	[1]
Collateral		Land, Buildings and Structures		80% guaranteed by Taiwan SMEG
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		03.2016-03.2031		03.2016-03.2031
Credit Facility		$ 1,709,402		$ 2,894,929
Type		Long-Term Bank loan		Long-Term Bank loan
Outstanding Amount		$ 1,426,487		$ 2,609,618
Interest Rate		3.045%		3.045%
Guarantor		None		None	[1]
Collateral		Land, Buildings and Structures		Land, Buildings and Structures
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		03.2016-03.2026		03.2016-03.2031
Credit Facility		$ 341,880		$ 1,523,647
Type		Long-Term Bank loan		Long-Term Bank loan
Outstanding Amount		$ 85,255		$ 1,373,483
Interest Rate		3.045%		3.045%
Guarantor		None		None	[1]
Collateral		None		Land, Buildings and Structures
Lender A [Member] | Long-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period				03.2016-03.2026
Credit Facility				$ 304,729
Type				Long-Term Bank loan
Outstanding Amount				$ 131,972
Interest Rate				3.045%
Guarantor	[1]			None
Collateral				None
Lender C [Member] | Short-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		05.2024-05.2025*	[2]	05.2024-05.2025
Credit Facility		$ 6,495,726		$ 5,789,859
Type		Short-Term Bank loan		Short-Term Bank loan
Outstanding Amount		$ 6,461,538		$ 5,759,386
Undrawn Amount		$ 34,188		$ 30,473
Interest Rate		2.82%		2.82%
Guarantor		None		None	[1]
Collateral		Time deposit $500,000, Land, Buildings and Structures		Time deposit $500,000, Land, Buildings and Structures
Lender C [Member] | Letter of guarantee [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Type		Letter of guarantee		Letter of guarantee
Outstanding Amount		$ 87,774		$ 78,236
Undrawn Amount		$ 277,354		$ 247,215
Interest Rate
Guarantor		None		None	[1]
Collateral		Same as above		Same as above
Lender C [Member] | Long-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		05.2019-03.2026		05.2019-03.2026
Credit Facility		$ 6,153,845		$ 5,485,129
Type		Long-Term Bank loan		Long-Term Bank loan
Outstanding Amount		$ 661,050		$ 982,027
Interest Rate		2.51%		2.51%
Guarantor		None		None	[1]
Collateral		Same as above		Same as above
Lender C [Member] | Long-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		06.2023-08.2028		06.2023-08.2028
Credit Facility		$ 1,852,307		$ 1,651,024
Type		Long-Term Bank loan		Long-Term Bank loan
Outstanding Amount		$ 1,024,157		$ 1,057,003
Interest Rate		2.52%		2.52%
Guarantor		None		None	[1]
Collateral		Same as above		Same as above
Lender C [Member] | Short-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		05.2024-07.2025		05.2024-07.2025
Credit Facility		$ 2,393,162		$ 2,133,106
Type		Short-Term Bank loan		Short-Term Bank loan
Outstanding Amount		$ 2,028,035		$ 1,807,655
Interest Rate		2.88%		2.88%
Guarantor		None		None	[1]
Collateral		Time deposit $1,000,000		Time deposit $1,000,000
Lender D [Member] | Short-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period		06.2024-06.2025*	[2]	06.2024-06.2025
Credit Facility		$ 8,000,000		$ 8,000,000
Type		Short-Term Bank loan		Short-Term Bank loan
Outstanding Amount				$ 2,333,665
Interest Rate				6.63%
Guarantor		None		None	[1]
Collateral		Time deposit $4,900,000		Time deposit $2,550,000
Lender D [Member] | Letter of guarantee [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Type		Letter of guarantee		Letter of guarantee
Outstanding Amount		$ 200,000		$ 200,000
Undrawn Amount		$ 7,800,000		$ 5,466,335
Interest Rate
Guarantor		None		None	[1]
Collateral		Same as above		Same as above
Lender B [Member] | Short-Term Bank loan [Member]
Schedule of Short-Term and Long-Term Borrowing [Line Items]
Facility Period				04.2024-04.2025
Credit Facility				$ 3,656,753
Type				Short-Term Bank loan
Outstanding Amount				$ 1,889,322
Undrawn Amount				$ 1,767,431
Interest Rate				2.78%
Guarantor	[1]			None
Collateral				Time deposit $2,300,000

[1]	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for one of the long-term loan.
[2]	Contracts under review and not yet signed.